Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Property and equipment	$ 502	$ 502	$ 502
Accumulated depreciation	(195)	(170)	(71)
Property and equipment, net	$ 307	$ 332	431
Furniture and fixtures
Property and Equipment
Useful life (in years)	7 years	7 years
Property and equipment	$ 199	$ 199	199
Equipment
Property and Equipment
Useful life (in years)	5 years	5 years
Property and equipment	$ 237	$ 237	237
Leasehold improvements
Property and Equipment
Property and equipment	$ 66	$ 66	$ 66